Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions			9 Months Ended
	Jan. 22, 2021	Jan. 22, 2021	Sep. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding			102,620,971		100,223,194	99,449,310
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility drawn			$ 30.0
Subsequent Event [Member] | Senior Secured Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit				$ 100.0
Subsequent Event [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Debt instrument effective interest rate				6.95%
Subsequent Event [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Debt instrument effective interest rate				2.55%
Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	6,468,750	6,468,750	6,344,150
Founder Shares [Member] | Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	6,408,750	6,408,750	6,344,150
Board Of Directors [Member] | Founder Shares [Member] | Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsequent Event [Line Items]
Shares transferred to related party	60,000	60,000